Schedule of Changes in Construction in Progress, by Project (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 1	$ 750,493
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 2	742,404
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 3	2,100,862
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 4	2,099,136
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 5	2,851,355
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 6	2,841,540
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 7	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 8	31,770,066
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 9	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 10	235,013
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 11	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 12	4,604,983
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 13	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 14	36,610,062
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 15	26,639
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 16	35,266,897
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 17	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 18	67,967,633
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 19	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 20	3,300,996
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 21	26,639
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 22	106,535,526
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 23	2,877,994
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 24	$ 145,987,128